UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7044

The Dreyfus Socially Responsible Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Socially Responsible Growth Fund, Inc.
September 30, 2014 (Unaudited)

Common Stocks--99.1%	Shares		Value ($)
Banks--2.1%
Comerica	92,700		4,622,022
KeyCorp	74,850		997,750
			5,619,772
Capital Goods--11.2%
3M	16,550		2,344,804
Boeing	10,800		1,375,704
Caterpillar	25,900		2,564,877
Cummins	10,200		1,346,196
Fluor	39,050		2,608,150
General Electric	73,750		1,889,475
Ingersoll-Rand	21,000		1,183,560
Jacobs Engineering Group	20,650	a	1,008,133
Lockheed Martin	16,350		2,988,453
Masco	113,850		2,723,292
Pall	8,300		694,710
Parker Hannifin	28,700		3,276,105
Precision Castparts	5,150		1,219,932
Rockwell Automation	6,100		670,268
Snap-on	26,650		3,226,782
Textron	37,500		1,349,625
			30,470,066
Commercial & Professional Services--1.0%
Pitney Bowes	103,500		2,586,465
Consumer Durables & Apparel--.4%
Michael Kors Holdings	15,600	a	1,113,684
Consumer Services--2.1%
Marriott International, Cl. A	79,550		5,560,545
Diversified Financials--3.1%
American Express	46,250		4,048,725
Franklin Resources	12,400		677,164
T. Rowe Price Group	46,150		3,618,160
			8,344,049
Energy--10.7%
Baker Hughes	40,500		2,634,930
ConocoPhillips	65,950		5,046,494
Denbury Resources	179,150		2,692,624
Devon Energy	43,100		2,938,558
EOG Resources	13,450		1,331,819
EQT	15,000		1,373,100

Hess	29,350		2,768,292
Marathon Petroleum	31,250		2,645,937
National Oilwell Varco	34,150		2,598,815
Phillips 66	19,450		1,581,479
Schlumberger	13,200		1,342,308
Spectra Energy	57,150		2,243,709
			29,198,065
Food, Beverage & Tobacco--4.4%
Coca-Cola Enterprises	75,750		3,360,270
Hershey	40,850		3,898,315
Mondelez International, Cl. A	74,400		2,549,316
PepsiCo	23,600		2,196,924
			12,004,825
Health Care Equipment & Services--4.3%
AmerisourceBergen	36,300		2,805,990
Becton Dickinson & Co.	26,125		2,973,286
Cardinal Health	28,800		2,157,696
Cigna	15,000		1,360,350
Edwards Lifesciences	7,100	a	725,265
Patterson	39,900		1,653,057
			11,675,644
Household & Personal Products--2.0%
Clorox	29,350		2,818,774
Kimberly-Clark	25,100		2,700,007
			5,518,781
Insurance--2.1%
ACE	10,500		1,101,135
Marsh & McLennan	31,100		1,627,774
Principal Financial Group	29,500		1,547,865
Travelers	15,600		1,465,464
			5,742,238
Materials--7.4%
Alcoa	119,150		1,917,123
Avery Dennison	53,150		2,373,148
Ball	77,250		4,887,607
Dow Chemical	26,700		1,400,148
Ecolab	11,950		1,372,219
International Flavors & Fragrances	44,500		4,266,660
Sigma-Aldrich	28,350		3,855,884
			20,072,789
Media--4.1%
DIRECTV	16,000	a	1,384,320
Discovery Communications, Cl. A	14,800	a	559,440
Scripps Networks Interactive, Cl. A	49,900		3,896,691

Time Warner	19,000		1,428,990
Time Warner Cable	16,950		2,432,155
Walt Disney	16,200		1,442,286
			11,143,882
Pharmaceuticals, Biotech & Life Sciences--11.6%
Agilent Technologies	81,250		4,629,625
Allergan	10,950		1,951,180
AstraZeneca, ADR	27,050		1,932,452
Biogen Idec	9,050	a	2,993,831
Bristol-Myers Squibb	14,000		716,520
Eli Lilly & Co.	41,400		2,684,790
Gilead Sciences	58,350	a,b	6,211,358
Merck & Co.	74,700		4,428,216
Novartis, ADR	6,250		588,313
PerkinElmer	15,000		654,000
Waters	33,650	a	3,335,388
Zoetis	41,500		1,533,425
			31,659,098
Retailing--1.4%
Gap	91,400		3,810,466
Semiconductors & Semiconductor Equipment--2.6%
Applied Materials	131,000		2,830,910
Intel	73,200		2,548,824
Lam Research	24,200		1,807,740
			7,187,474
Software & Services--12.4%
Accenture, Cl. A	31,550		2,565,646
CA	108,450		3,030,093
Cognizant Technology Solutions,
Cl. A	15,100	a	676,027
Computer Sciences	23,300		1,424,795
Google, Cl. A	1,160	a	682,556
Google, Cl. C	1,140	a	658,190
International Business Machines	26,725		5,073,207
Intuit	45,750		4,009,988
Microsoft	102,850		4,768,126
Oracle	108,725		4,161,993
Symantec	45,950		1,080,284
Teradata	64,500	a	2,703,840
Xerox	226,500		2,996,595
			33,831,340
Technology Hardware & Equipment--10.9%
Apple	97,300		9,802,975
Cisco Systems	132,075		3,324,328
Corning	100,400		1,941,736

EMC	98,025	2,868,212
Hewlett-Packard	95,700	3,394,479
Jabil Circuit	39,050	787,638
Motorola Solutions	52,100	3,296,888
QUALCOMM	34,550	2,583,304
Seagate Technology	29,100	1,666,557
		29,666,117
Telecommunication Services--1.0%
Verizon Communications	54,100	2,704,459
Transportation--3.2%
Norfolk Southern	16,850	1,880,460
Southwest Airlines	152,700	5,156,679
Union Pacific	15,900	1,723,878
		8,761,017
Utilities--1.1%
AGL Resources	12,700	652,018
NextEra Energy	25,600	2,403,328
		3,055,346
Total Common Stocks
(cost $203,766,807)		269,726,122

Other Investment--1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,614,524)	2,614,524 [c]	2,614,524
Investment of Cash Collateral for
Securities Loaned--2.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $6,334,675)	6,334,675 [c]	6,334,675
Total Investments (cost $212,716,006)	102.4%	278,675,321
Liabilities, Less Cash and Receivables	(2.4%)	(6,428,117)
Net Assets	100.0%	272,247,204

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2014, the value of the fund's securities on loan was $6,149,191 and the value of the collateral held by the fund was $6,334,675.
c Investment in affiliated money market mutual fund.

At September 30, 2014, net unrealized appreciation on investments was $65,959,315 of which $67,581,803 related to appreciated investment securities and $1,622,488 related to depreciated investment securities. At September 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	12.4
Pharmaceuticals, Biotech & Life Sciences	11.6
Capital Goods	11.2
Technology Hardware & Equipment	10.9
Energy	10.7
Materials	7.4
Food, Beverage & Tobacco	4.4
Health Care Equipment & Services	4.3
Media	4.1
Money Market Investments	3.3
Transportation	3.2
Diversified Financials	3.1
Semiconductors & Semiconductor Equipment	2.6
Banks	2.1
Consumer Services	2.1
Insurance	2.1
Household & Personal Products	2.0
Retailing	1.4
Utilities	1.1
Commercial & Professional Services	1.0
Telecommunication Services	1.0
Consumer Durables & Apparel	.4
102.4

†	Based on net assets.

The following is a summary of the inputs used as of September 30, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	266,091,673	-	-	266,091,673
Equity Securities - Foreign Common Stocks+	3,634,449	-	-	3,634,449
Mutual Funds	8,949,199	-	-	8,949,199

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Socially Responsible Growth Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 17, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 17, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)